Insurance (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$)
Operational Risks Cutia And Bento Miguel [Member]
IfrsStatementLineItems [Line Items]
End of term	03.29.2024
Insured amount	R$ 2,209,803
Named Perils [Member]
IfrsStatementLineItems [Line Items]
End of term	08.24.2023
Insured amount	R$ 2,130,270
Operational Risks H P P Baixo Lguacu [Member]
IfrsStatementLineItems [Line Items]
End of term	05.31.2023
Insured amount	R$ 2,042,375
Operational Risks H P P Colider [Member]
IfrsStatementLineItems [Line Items]
End of term	12.01.2023
Insured amount	R$ 1,892,320
Operational Risks H P P Governador Jayme Canet Junior [Member]
IfrsStatementLineItems [Line Items]
End of term	01.21.2024
Insured amount	R$ 1,594,472
Operational Risks Ventosde Serrado Mel I Ie I V [Member]
IfrsStatementLineItems [Line Items]
End of term	11.28.2023
Insured amount	R$ 1,075,284
Fire Company Owned And Rented Facilities [Member]
IfrsStatementLineItems [Line Items]
End of term	08.24.2023
Insured amount	R$ 854,464
Operational Risks Brisa Potiguar [Member]
IfrsStatementLineItems [Line Items]
End of term	06.27.2023
Insured amount	R$ 766,454
Operational Risks U E G Araucana [Member]
IfrsStatementLineItems [Line Items]
End of term	05.31.2024	[1]
Insured amount	R$ 764,335	[1]
Operational Risks Elejor [Member]
IfrsStatementLineItems [Line Items]
End of term	09.07.2023
Insured amount	R$ 728,426

[1]	The insured amount of operational risks - UEG Araucária have been translated from USD into BRL, with the current rate R$5.2177 as of December 31, 2022.